SEGMENT INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
SCHEDULE OF SEVERAL KEY METRICS INCLUDED IN NET LOSS AND TOTAL ASSETS

	December 31,	December 31,
	2024	2023
Trust Account	$6,668,522	$19,901,169
Cash	$-	$-

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
General and administrative expenses	$3,088,671	$1,340,168
Interest earned on the Trust Account	$548,676	$5,813,213

Parent Company [Member]
SCHEDULE OF SEVERAL KEY METRICS INCLUDED IN NET LOSS AND TOTAL ASSETS
	June 30, 2025	December 31, 2024
Cash	$206,233	$3,633

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
General and administrative expenses	$395,692	$86,423	$15,469,240	$219,227
Other Expenses, net	$1,181,403	$-	1,566,251	-